SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Restructuring Cost and Reserve [Line Items]
SUBSEQUENT EVENTS

NOTE 14 — SUBSEQUENT EVENTS

The Company evaluated the subsequent events through the date of this report, and determined the following subsequent events that need to be disclosed:

On June 26, 2023, Starbox Group, as the issuer, and its wholly owned subsidiary, Starbox Global, as the buyer, entered into a share purchase agreement (the “Share Purchase Agreement”), with the then shareholders of One Eighty Holdings Ltd (the “One Eighty Shareholders”), as the sellers, with respect to One Eighty Holdings Ltd (“One Eighty Ltd”), as the target company.

Pursuant to the Share Purchase Agreement, Starbox Global agreed to acquire 229,500,000 ordinary shares, par value US$0.0001 per share, of One Eighty Ltd (the “Sale Shares”), representing 51% of the issued share capital in One Eighty Ltd, from the One Eighty Shareholders. In consideration of the sale of Sale Shares, Starbox Group agreed to issue to the One Eighty Shareholders, in proportion to the ordinary shares of One Eighty Ltd they sell, an aggregate of 17,510,000 ordinary shares, par value US$0.001125 per share, of Starbox Group with an aggregate value of $52,530,000 (the “Consideration Shares”) in two tranches. 8,755,000 Consideration Shares were issued to the One Eighty Shareholders on July 10, 2023 and the remaining 8,755,000 Consideration Shares will be issued on September 1, 2023, subject to the satisfaction by the One Eighty Shareholders of their obligations under the Share Purchase Agreement.

The following condensed unaudited pro forma consolidated results of operations for the Company for the six months ended March 31, 2023 and 2022 present the results of operations of the Company and One Eight Ltd as if the acquisitions occurred on October 1, 2022 and 2021, respectively.

The pro forma results are not necessarily indicative of the actual results that would have occurred had the acquisitions been completed as of the beginning of the periods presented, nor are they necessarily indicative of future consolidated results.

For the Six Months Ended March 31, 2023
(Unaudited)
Revenue	$6,761,638
Operating costs and expenses	3,578,472
Income from operations	3,183,166
Other income	30,720
Income tax expenses	941,824
Net income	2,272,062
Less: net income attributable to non-controlling interests	444,707
Net income attributable to Starbox Group Holdings Ltd.	$1,827,355

For the Six Months Ended March 31, 2022
(Unaudited)
Revenue	$5,017,001
Operating costs and expenses	2,944,260
Income from operations	2,072,741
Other income	16,259
Income tax expenses	726,035
Net income	1,362,965
Less: net income attributable to non-controlling interests	52,404
Net income attributable to Starbox Group Holdings Ltd.	$1,310,561

Effective on August 17, 2023, Starbox Rebates Sdn. Bhd. changed its name to Starbox Technologies Sdn. Bhd.

One Eighty Holdings Ltd [Member]
Restructuring Cost and Reserve [Line Items]
SUBSEQUENT EVENTS

NOTE 13 — SUBSEQUENT EVENTS

The Company evaluated the subsequent events through the date of this report, and determined the following subsequent events that need to be disclosed:

On June 26, 2023, Starbox Group Holdings Ltd., a Cayman Islands company (“Starbox”), as the issuer, and its wholly owned subsidiary, Starbox Global Ltd., a British Virgin Islands company (“Starbox Global”), as the buyer, entered into a share purchase agreement (the “Share Purchase Agreement”), with the then shareholders of One Eighty Ltd (the “One Eighty Shareholders”), as the sellers, with respect to One Eighty Ltd, as the target company.

Pursuant to the Share Purchase Agreement, Starbox Global acquire 229,500,000 ordinary shares, par value US$0.0001 per share, of One Eighty Ltd (the “Sale Shares”), representing 51% of the issued share capital in One Eighty Ltd, from the One Eighty Shareholders. In consideration of the sale of the Sale Shares, Starbox agreed to issue to the One Eighty Shareholders, in proportion to the ordinary shares of One Eighty they sell, an aggregate of 17,510,000 ordinary shares, par value US$0.001125 per share, of Starbox with an aggregate value of $52,530,000 (the “Consideration Shares”) in two tranches. 8,755,000 Consideration Shares were issued to the One Eighty Shareholders on July 10, 2023 and the remaining 8,755,000 Consideration Shares will be issued on September 1, 2023, subject to the satisfaction by the One Eighty Shareholders of their obligations under the Share Purchase Agreement.

NOTE 13 — SUBSEQUENT EVENTS

The Company evaluated the subsequent events through the date of this report, and determined the following subsequent events that need to be disclosed:

On June 26, 2023, Starbox Group Holdings Ltd., a Cayman Islands company (“Starbox”), as the issuer, and its wholly owned subsidiary, Starbox Global Ltd., a British Virgin Islands company (“Starbox Global”), as the buyer, entered into a share purchase agreement (the “Share Purchase Agreement”), with the then shareholders of One Eighty Ltd (the “One Eighty Shareholders”), as the sellers, with respect to One Eighty Ltd, as the target company.

Pursuant to the Share Purchase Agreement, Starbox Global acquire 229,500,000 ordinary shares, par value US$0.0001 per share, of One Eighty Ltd (the “Sale Shares”), representing 51% of the issued share capital in One Eighty Ltd, from the One Eighty Shareholders. In consideration of the sale of the Sale Shares, Starbox agreed to issue to the One Eighty Shareholders, in proportion to the ordinary shares of One Eighty they sell, an aggregate of 17,510,000 ordinary shares, par value US$0.001125 per share, of Starbox with an aggregate value of $52,530,000 (the “Consideration Shares”) in two tranches. 8,755,000 Consideration Shares were issued to the One Eighty Shareholders on July 10, 2023 and the remaining 8,755,000 Consideration Shares will be issued on September 1, 2023, subject to the satisfaction by the One Eighty Shareholders of their obligations under the Share Purchase Agreement.

The following condensed unaudited pro forma consolidated results of operations for the Company for the fiscal years ended September 30, 2022 and 2021 present the results of operations of the Company and Starbox as if the acquisitions occurred on October 1, 2021 and 2020, respectively.

The pro forma results are not necessarily indicative of the actual results that would have occurred had the acquisitions been completed as of the beginning of the periods presented, nor are they necessarily indicative of future consolidated results.

For the Year Ended September 30, 2022
(Unaudited)
Revenue	$13,368,084
Operating costs and expenses	6,221,815
Income from operations	7,146,269
Other income	159,800
Income tax expense	1,966,108
Net income	5,339,961
Less: net income attributable to non-controlling interests	851,422
Net income attributable to Starbox Group Holdings Ltd.	$4,488,539

For the Year Ended September 30, 2021
(Unaudited)
Revenue	$6,008,897
Operating costs and expenses	4,358,023
Income from operations	1,650,874
Other income	88,053
Income tax expense	628,107
Net income	1,110,820
Less: net loss attributable to non-controlling interests	(165,047)
Net income attributable to Starbox Group Holdings Ltd.	$1,275,867